Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	1,680,629
Proposed Maximum Offering Price per Unit	12.13
Maximum Aggregate Offering Price	$ 20,386,029.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,815.31
Offering Note	Covers 1,680,629 shares of common stock issuable under the Tonix Pharmaceuticals Holding Corp. Amended and Restated 2020 Stock Incentive Plan, as amended, and the Tonix Pharmaceuticals 2026 Stock Incentive Plan. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein, as these amounts may be adjusted as a result of stock splits, stock dividends, antidilution provisions, and similar transactions. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price on the NASDAQ Global Select Market on June 25, 2026.